Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Summary of Carrying Amount and Fair Values of Financial Assets and Financial Liabilities by Fair value
(a)	Classification and fair value of financial instruments

1)	The carrying amount and the fair values of financial assets and financial liabilities by fair value hierarchy as of December 31, 2024 and 2025 are as follows:
①
December 31, 2024

(in millions of Won)			Fair value
	Book value		Level 1	Level 2	Level 3	Total
Financial assets
Fair value through profit or loss
Derivative assets	￦	946,393	—	946,393	—	946,393
Short-term financial instruments		1,212,643	—	1,212,643	—	1,212,643
Equity securities		52,222	26,792	—	25,430	52,222
Debt securities		113,728	—	82,699	31,029	113,728
Other securities		762,177	—	—	762,177	762,177
Derivative hedging instruments(*2)		16,483	—	16,483	—	16,483
Fair value through other comprehensive income
Equity securities		1,119,322	703,181	—	416,141	1,119,322
Assets held for sale		604,439	604,439	—	—	604,439
Financial assets measured at amortized cost(*1)
Cash and cash equivalents		6,767,898	—	—	—	—
Trade accounts and notes receivable		9,374,086	—	—	—	—
Other receivables		2,739,523	—	—	—	—
Debt securities		402,644	—	—	—	—
Deposit instruments		6,445,428	—	—	—	—

	￦	30,556,986	1,334,412	2,258,218	1,234,777	4,827,407

Financial liabilities
Fair value through profit or loss
Derivative liabilities	￦	105,187	—	105,187	—	105,187
Borrowings		39,053	39,053	—	—	39,053
Derivative hedging instruments(*2)		5,835	—	5,835	—	5,835
Financial liabilities measured at amortized cost(*1)
Trade accounts and notes payable		6,161,177	—	—	—	—
Borrowings		25,958,314	—	26,166,994	—	26,166,994
Financial guarantee liabilities		13,916	—	—	—	—
Other payables		3,895,526	—	—	—	—
Other financial liabilities		68,857	—	—	—	—

	￦	36,247,865	39,053	26,278,016	—	26,317,069

(*1)	Fair value of financial assets and liabilities measured at amortized cost except borrowings approximates their carrying amounts.

(*2)
The Company applies fair value hedge accounting which uses forward contracts as hedging instrument in order to hedge the risk of changes in fair value of product prices regarding firm commitments or purchase commitments. Also, the Company applies cash flow hedge accounting which uses currency swap as hedging instrument in order to hedge the risk of interest rate and foreign exchange rate changes in foreign currency which influences cash flow from borrowings.

②	December 31, 2025

(in millions of Won)			Fair value
	Book value		Level 1	Level 2	Level 3	Total
Financial assets
Fair value through profit or loss
Derivative assets	￦	656,181	—	656,181	—	656,181
Short-term financial instruments		491,841	—	491,841	—	491,841
Equity securities		95,230	16,695	—	78,535	95,230
Debt securities		137,647	—	91,699	45,948	137,647
Other securities		696,148	—	—	696,148	696,148
Derivative hedging instruments(*2)		6,392	—	6,392	—	6,392
Fair value through other comprehensive income
Equity securities		1,626,209	1,158,867	28,682	438,660	1,626,209
Assets held for sale		7,276	—	7,276	—	7,276
Financial assets measured at amortized cost(*1)
Cash and cash equivalents		7,049,800	—	—	—	—
Trade accounts and notes receivable		9,633,285	—	—	—	—
Other receivables		3,335,169	—	—	—	—
Debt securities		962,120	—	—	—	—
Deposit instruments		7,167,658	—	—	—	—
Assets held for sale		2,238	—	—	—	—

	￦	31,867,194	1,175,562	1,282,071	1,259,291	3,716,924

Financial liabilities
Fair value through profit or loss
Derivative liabilities	￦	41,131	—	41,129	—	41,129
Borrowings		44,509	44,509	—	—	44,509
Derivative hedging instruments(*2)		16,443	—	16,443	—	16,443
Financial liabilities measured at amortized cost(*1)
Trade accounts and notes payable		5,106,921	—	—	—	—
Borrowings		28,447,491	—	28,645,932	—	28,645,932
Financial guarantee liabilities		18,135	—	—	—	—
Other payables		4,075,379	—	—	—	—
Other financial liabilities		81,982	—	—	—	—

	￦	37,831,991	44,509	28,703,504	—	28,748,013

(*1)	Fair value of financial assets and liabilities measured at amortized cost except borrowings approximates their carrying amounts.
(*2)
The Company applies hedge accounting which uses forward contracts as hedging instrument in order to hedge the risk of changes in fair value of product prices regarding firm commitments or purchase commitments. Also, the Company applies cash flow hedge accounting which uses currency swap as hedging instrument in order to hedge the risk of interest rate and foreign exchange rate changes in foreign currency which influences cash flow from borrowings.

Value Measurement Method and Significant but not Observable Inputs for the Financial Assets Classified as Fair Value Hierarchy Level 3
①	Value technique and significant but not observable inputs for the financial assets classified as fair value hierarchy Level 3 as of December 31, 2025 are as follows:

(in millions of Won)	Fair value		Valuation technique	Inputs	Range of inputs	Effect on fair value assessment with unobservable input
Financial assets at fair value	￦	524,552	Discounted cash flows	Growth rate	0% ~ 1.00%	As growth rate increases, fair value increases
				Discount rate	6.00% ~ 13.00%	As discount rate increases, fair value decreases
		51,734	Proxy firm valuation method	Price multiples	0.00 ~ 37.765	As price multiples increases, fair value increases
		93,831	Binomial option pricing model	Value of underlying asset	USD 1,827,288 thousands	Fair value increases when value of underlying asset increases
				Volatility	45%	Fair value increases when volatility increases
		589,174	Asset value approach	—	—	—

Sensitivity Analysis of Financial Assets and Financial Liabilities Classified as Level 3 of Fair Value Hierarchy
②	Sensitivity analysis of financial assets classified as Level 3 of fair value hierarchy
If other inputs remain constant as of December 31, 2025 and one of the significant but unobservable input is changed, the effect on fair value measurement is as follows:

(in millions of Won)	Input variable	Favorable changes		Unfavorable changes
Financial assets at fair value	Fluctuation 0.5% of growth rate	￦	336	(302)
	Fluctuation 0.5% of discount rate		3,474	(3,682)

Fair Values of Financial Assets and Financial Liabilities
③	Changes in fair value of financial assets classified as Level 3 for the years ended December 31, 2024 and 2025 were as follows:

(in millions of Won)	2024		2025
Beginning	￦	875,091	1,234,777
Acquisition		398,296	122,766
Gain on valuation of financial assets		48,336	6,426
Other comprehensive income(loss)		(13,066)	1,941
Disposal and others		(73,880)	(106,619)

Ending	￦	1,234,777	1,259,291

Finance Income and Costs by Category of Financial Instruments
4)	Finance income and costs by category of financial instrument for the years ended December 31, 2023, 2024 and 2025 were as follows:

①	For the year ended December 31, 2023

	Finance income and costs							Other comprehensive income (loss)
(in millions of Won)	Interest income (expense)		Gain and loss on valuation	Gain and loss on foreign currency	Gain and loss on disposal	Others	Total
Financial assets at fair value through profit or loss	￦	—	520,884	—	190,531	560	711,975	—
Derivative assets		—	167,997	—	289,423	—	457,420	—
Financial assets at fair value through other comprehensive income		—	—	—	—	49,586	49,586	257,725
Financial assets measured at amortized cost		502,147	—	211,077	(84,649)	(6,347)	622,228	—
Financial liabilities at fair value through profit or loss		—	(305,562)	(92,835)	—	—	(398,397)	—
Derivative liabilities		—	(44,323)	—	(276,600)	—	(320,923)	(1,292)
Financial liabilities measured at amortized cost		(1,001,290)	—	(466,244)	11	(26,616)	(1,494,139)	—

	￦	(499,143)	338,996	(348,002)	118,716	17,183	(372,250)	256,433

②	For the year ended December 31, 2024

	Finance income and costs							Other comprehensive income (loss)
(in millions of Won)	Interest income (expense)		Gain and loss on valuation	Gain and loss on foreign currency	Gain and loss on disposal	Others	Total
Financial assets at fair value through profit or loss	￦	—	120,544	—	136,699	887	258,130	—
Derivative assets		—	820,979	—	399,680	—	1,220,659	—
Financial assets at fair value through other comprehensive income		—	—	—	—	76,060	76,060	(150,443)
Financial assets measured at amortized cost		576,782	—	1,098,245	(82,615)	(10,613)	1,581,799	—
Financial liabilities at fair value through profit or loss		—	239,120	(57,625)	(6,257)	—	175,238	—
Derivative liabilities		—	(31,018)	—	(279,594)	—	(310,612)	(110)
Financial liabilities measured at amortized cost		(1,051,511)	—	(1,781,845)	(806)	(36,252)	(2,870,414)	—

	￦	(474,729)	1,149,625	(741,225)	167,107	30,082	130,860	(150,553)

③	For the year ended December 31, 2025

	Finance income and costs							Other comprehensive income (loss)
(in millions of Won)	Interest income (expense)		Gain and loss on valuation	Gain and loss on foreign currency	Gain and loss on disposal	Others	Total
Financial assets at fair value through profit or loss	￦	—	(57,207)	—	51,353	9,267	3,413	—
Derivative assets		—	67,796	—	221,995	—	289,791	—
Financial assets at fair value through other comprehensive income		—	—	—	—	28,789	28,789	319,618
Financial assets measured at amortized cost		533,307	—	(33,989)	(73,431)	3,107	428,994	—
Financial liabilities at fair value through profit or loss		—	(1,310)	(4,145)	—	—	(5,455)	—
Derivative liabilities		—	12,049	—	(358,953)	—	(346,904)	8
Financial liabilities measured at amortized cost		(1,091,462)	—	38,876	—	(34,187)	(1,086,773)	—

	￦	(558,155)	21,328	742	(159,036)	6,976	(688,145)	319,626

Maximum Exposure to Credit Risk
The carrying amount of financial assets represents the Company’s maximum exposure to credit risk. The maximum exposure to credit risk as of December 31, 2024 and 2025 are as follows:

(in millions of Won)	2024		2025
Cash and cash equivalents	￦	6,767,898	7,049,800
Derivative assets		962,876	662,573
Short-term financial instruments		1,212,643	491,841
Debt securities		516,372	1,099,767
Other securities		762,177	696,148
Other receivables		2,739,523	3,335,169
Trade accounts and notes receivable		10,849,267	11,203,682
Deposit instruments		6,445,428	7,167,658
Assets held for sale		—	2,238

	￦	30,256,184	31,708,876

Allowance for Doubtful Accounts
①	Allowance for doubtful accounts as of December 31, 2024 and 2025 are as follows:

(in millions of Won)	2024		2025
Trade accounts and notes receivable	￦	366,109	574,918
Other accounts receivable		219,811	209,126
Loans		510,036	571,650
Others		18,414	9,410

	￦	1,114,370	1,365,104

Impairment Losses on Financial Assets
②	Impairment losses on financial assets for the years ended December 31, 2024 and 2025 are as follows:

(in millions of Won)	2024		2025
Beginning	￦	952,719	1,114,370
Bad debt expenses		134,230	168,960
Other bad debt expenses(*1)		68,979	53,355
Less: Recovery of allowance for other bad debt accounts		(18,080)	(18,513)
Others(*2)		(23,478)	46,932

Ending	￦	1,114,370	1,365,104

(*1)	Other bad debt expenses are mainly related to loans and other accounts receivable.
(*2)	Others for the years ended December 31, 2024 and 2025, includ e write-off amounting to ￦ 75,349 million and ￦ 33,648 million, respectively.

Aging and Impairment Losses of Trade Accounts and Notes Receivable and Other Receivables
③	The aging and allowance for doubtful accounts of trade accounts and notes receivable as of December 31, 2024 and 2025 are as follows:

	2024			2025
(in millions of Won)	Trade accounts and notes receivable		Allowance for doubtful accounts	Trade accounts and notes receivable	Allowance for doubtful accounts
Not past due	￦	9,438,161	8,774	9,367,077	11,690
Overdue less than 1 month		496,419	4,555	373,156	2,347
1 month - 3 months		272,977	3,087	242,259	932
3 months - 12 months		187,461	22,340	834,972	102,807
Over 12 months		820,358	327,353	961,136	457,142

	￦	11,215,376	366,109	11,778,600	574,918

④	The aging and allowance for doubtful accounts of other receivables as of December 31, 2024 and 2025 are as follows:

	2024			2025
(in millions of Won)	Other receivables		Allowance for doubtful accounts	Other receivables	Allowance for doubtful accounts
Not past due	￦	2,870,906	442,293	3,476,605	459,628
Overdue less than 1 month		68,592	216	81,948	25
1 month - 3 months		146,091	19,349	113,474	36,268
3 months - 12 months		60,825	6,702	139,074	26,423
Over 12 months		341,370	279,701	314,254	267,842

	￦	3,487,784	748,261	4,125,355	790,186

Contractual Maturities for Non-derivative Financial Liabilities
1)	Contractual maturities of non-derivative financial liabilities are as follows:

(in millions of Won)	Book value		Contractual cash flow	Within 1 year	1 year - 5 years	After 5 years
Trade accounts and notes payable	￦	5,106,921	5,106,921	5,106,921	—	—
Borrowings		28,492,000	33,051,735	12,722,356	17,945,996	2,383,383
Financial guarantee liabilities(*1)		18,135	3,613,477	3,613,477	—	—
Lease liabilities		1,340,654	1,719,521	207,565	649,154	862,802
Other payables		2,734,725	2,734,965	2,657,699	77,266	—

	￦	37,692,435	46,226,619	24,308,018	18,672,416	3,246,185

(*1)	For issued financial guarantee contracts, the maximum amount of the guarantee is allocated to the earliest period in which the guarantee could be called.

Contractual Maturities Analysis of Derivative Financial Liabilities
2)	Contractual maturities for derivative financial liabilities are as follows:

(in millions of Won)	Within 1 year		1 year - 5 years	Total
Currency forward	￦	20,857	1,958	22,815
Currency swap		12,629	5,669	18,298
Others		16,461	—	16,461

	￦	49,947	7,627	57,574

Disclosure of range of payment due dates of financial liabilities that are part of supplier finance arrangements [text block]
(2)	The payment due dates for financial liabilities that are part of the supplier finance arrangements and for other financial liabilities are as follows:

Statement of financial position line item	Payment due date
Financial liabilities related to supplier finance arrangements	5 to 150 Days
Other comparable financial liabilities	7 to 90 Days

Currency risk [member]
Statement [LineItems]
Market Risk Exposure
(d)	Currency risk

1)
The Company is exposed to the risk that the fair value or future cash flows of a financial instrument will fluctuate because of the changes in foreign exchange rates. The exposure to currency risk as of December 31, 2024 and 2025 are as follows:

(in millions of Won)	2024			2025
	Assets		Liabilities	Assets	Liabilities
USD	￦	5,441,771	10,927,022	5,285,433	11,385,039
EUR		670,436	530,728	859,737	691,208
JPY		303,556	213,071	183,579	50,754
Others		2,280,424	367,264	1,388,889	296,563

Sensitivity Analysis for Market Risk
2)
As of December 31, 2024 and 2025, provided that functional currency against foreign currencies other than functional currency hypothetically strengthens or weakens by 10%, the changes in gain or loss for the years ended December 31, 2024 and 2025 are as follows:

(in millions of Won)	2024			2025
	10% increase		10% decrease	10% increase	10% decrease
USD	￦	(548,525)	548,525	(609,961)	609,961
EUR		13,971	(13,971)	16,853	(16,853)
JPY		9,049	(9,049)	13,283	(13,283)

Interest rate risk [member]
Statement [LineItems]
Market Risk Exposure
(e)	Interest rate risk

1)	The carrying amount of interest-bearing financial instruments as of December 31, 2024 and 2025 are as follows:

(in millions of Won)	2024		2025
Fixed rate
Financial assets	￦	16,067,746	16,949,804
Financial liabilities		(22,213,449)	(23,619,701)

	￦	(6,145,703)	(6,669,897)

Variable rate
Financial liabilities	￦	(4,690,019)	(6,212,953)

Sensitivity Analysis for Market Risk
2)	Sensitivity analysis on the cash flows of financial instruments with variable interest rate
The Company’s interest rate risk mainly arises from borrowings with variable interest rate. As of December 31, 2024 and 2025, provided that other factors remain the same and the interest rate of borrowings with floating rates increases or decreases by 1%, the changes in interest expense for the years ended December 31, 2024 and 2025 are as follows:

(in millions of Won)	2024			2025
	1% increase		1% decrease	1% increase	1% decrease
Variable rate financial instruments	￦	(46,900)	46,900	(62,130)	62,130

Carrying Amount of Financial Liabilities Related to Supplier Finance Arrangements
(f)	Supplier finance arrangements

(1)
The Company utilizes purchasing cards, purchasing loans,
e-trade
accounts receivable backed loans, and B2B/B2B plus loans under its supplier finance arrangements. The carrying amounts of the related financial liabilities and the line items in which they are presented in the consolidated statement of financial position are as follows:

(in millions of Won)	2024		2025
	Balance		Balance	Amount received by suppliers
Trade accounts and notes payable	￦	1,298,398	733,651	617,925
Accounts payable		273,366	263,327	7,643

	￦	1,571,764	996,978	625,568